Prudential Investment Portfolios 5

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

December 20, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 5:

Form N-1A Post-Effective Amendment No. 31 to the Registration

Statement under the Securities Act of 1933 (1933 Act);

Amendment No. 31 to the Registration Statement under

the Investment Company Act of 1940 (1940 Act)

Securities Act Registration No. 333-82621

Investment Company Act No. 811-09439

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios 5(the Registrant), transmitted herewith for filing is Post-Effective Amendment No. 31 to the Registration Statement under the 1933 Act and Amendment No. 31 to the Registration Statement under the 1940 Act (the Amendment).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add a new series of the Registrant, to be known as the Prudential Jennison Rising Dividend Fund.

The Registrant intends to file a subsequent post-effective amendment on or before March 5, 2014 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff: Prudential Investment Portfolios, Inc. 17, Registration Statement on Form N-1A, effective on December 23, 2013 (File No. 333-55441 and 811-07215); Prudential World Fund, Registration Statement on Form N-1A, effective on September 24, 2013 (File No. 002-89725 and 811-03981); Prudential Investment Portfolios 15, Registration Statement on Form N-1A, effective on October 26,

2012 (File No. 002-63394 and 811-02896); and Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565); (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the Staff, except with respect to the sections that the Registrant has noted as being substantially different. The Amendment will go effective on March 5, 2014 and we would appreciate receiving the Staff’s comments, if any, on or about February 14, 2014.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President and Corporate Counsel